November 30, 2002

         Oppenheimer Select Managers
         Gartmore Millennium Growth Fund II



                                  Annual Report
                                     -----
                                   Management
                                  Commentaries



[GRAPHIC]

Performance Update

Investment Strategy Discussion

Financial Statements

                                                                          [LOGO]
                                                             OppenheimerFunds[R]
                                                         The Right Way to Invest

OPPENHEIMER SELECT MANAGERS
GARTMORE MILLENNIUM GROWTH FUND II

--------------------------------------------------------------------------------
Objective
Oppenheimer Select Managers Gartmore Millennium Growth Fund II seeks long-term capital appreciation.
--------------------------------------------------------------------------------
Narrative by Aaron Harris and Nicholas Ford, Portfolio Managers

For the one-year period ended November 30, 2002, Oppenheimer Select Managers Gartmore Millennium Growth Fund II Class A shares returned -23.68% without sales charge, versus the -19.80% return of its benchmark, the Russell Midcap Growth Index. 1
   As the reporting period began, the Federal Reserve Board continued to reduce interest rates aggressively, driving the federal funds rate to 1.75% (now 1.25% as of 12/31/02), its lowest level in 40 years. Stocks responded positively to these moves, rallying off the lows established after the September 11th attacks as investors increasingly looked forward to the end of the recession. When the economic recovery arrived in early 2002, however, it proved to be weaker than most investors expected. Although consumer spending remained strong, corporations continued to cancel or postpone capital spending plans, which put pressure on their vendors' earnings. As a result, stocks fell sharply during the second and third quarters of 2002, though they recently began to rebound in October 2002.
   Lackluster economic conditions were aggravated by widespread concerns related to the war on terrorism and possible U.S. military action in Iraq. In addition, a number of corporate scandals among some major U.S. corporations caused investors to question the veracity of companies' financial statements, putting further downward pressure on stock prices.
   The Fund's investments, on a sector level, in information technology and telecommunications stocks did not fare very well during the period and the Fund continued to underweight its exposure to both of these areas. Performance in the technology sector overall was hampered by a shortage of corporate capital spending and still-expensive stock prices, while pricing wars, balance sheet concerns and weak demand for long-distance services led to losses in telecommunications. While the technology sector started to rebound somewhat in October and November 2002, the Fund maintained minimal exposure to the telecommunications industry believing the sector still had weak fundamentals.
   At the beginning of the period, in light of the economic conditions, the Fund was overweighted in cyclical sectors such as consumer discretionary and industrials. Consumer discretionary stocks contributed positively to performance due to the signs of an improving economic situation. However, the Fund reduced its exposure and it now underweighs the Index for both sectors. In fact, the reduction in the Fund's consumer discretionary holdings came from the sale of two of the Fund's top performing holdings, Cheesecake Factory, Inc. (The) and Advance Auto Parts, Inc. It marked the second time during the period that the Fund's investment in The Cheesecake Factory, Inc. (The) was sold for profit taking.
   On the contrary, health care made up just under a quarter of the portfolio and represents the Fund's largest overweight, but detracted from overall performance. Health care was hurt by broad-based concerns regarding pharmaceutical and biotech companies' plans for new products and upcoming patent expirations for many blockbuster drugs. However, the Fund increased its exposure to health care, and stock selection within the sector has helped Fund performance recently.
   We remain committed to our strategy of seeking strong companies ready to take advantage of the shifting dynamics of the marketplace. That's why Oppenheimer Select Managers Gartmore Millennium Growth Fund II remains an important part of The Right Way to Invest.


1. For more information on the Fund's benchmark, please see "Comparing the Fund's Performance to the Market" on page 1.

Shares of OppenheimerFunds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve risks, including the possible loss of principal amount invested.

FUND PERFORMANCE

How Has the Fund Performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended November 30, 2002, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

Management's Discussion of Performance. For the fiscal year ended November 30, 2002, Oppenheimer Select Managers Gartmore Millennium Growth Fund II, in a difficult market environment, produced negative absolute results and underperformed its benchmark, the Russell Midcap(R) Growth Index. To begin the period, the Fund was overweighted compared to its benchmark index in the consumer discretionary and industrial sectors. However, two of the Fund's top holdings, Cheesecake Factory and Advance Auto Parts, were sold for profit taking during the period, reducing the Fund's investments in the sector to an underweight. The Fund's performance was hurt on a sector level by the health care, information technology and telecommunications areas. The Fund continues to be underweight in the information technology and telecommunications sectors believing both these areas are still exhibiting weak fundamentals. However, the Fund remains committed to its investments in the health care sector and even increased its allocation to health care towards the end of the period. The Fund's holdings, strategy and management are subject to change.

Comparing the Fund's performance to the market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until November 30, 2002. In the case of Class A, Class B, Class C and Class Y shares, performance is measured since the inception of the Fund on February 16, 2001. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
   The Fund's performance is compared to the performance of the Russell Midcap(R) Growth Index, which measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and higher forecasted growth values.
   Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


1 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

FUND PERFORMANCE

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Select Managers Gartmore Millennium Growth Fund II (Class A) Russell Midcap(R)Growth Index

[LINE CHART]
                Oppenheimer
              Select Managers
                 Gartmore
                Millennium
              Growth Fund II   Russell Midcap(R)
                (Class A)        Growth Index
2/16/01           9,425             10,000
2/28/01           8,520             10,000
5/31/01           8,548              9,950
8/31/01           7,154              8,611
11/30/01          7,125              8,799
2/28/02           6,720              8,336
5/31/02           6,532              8,243
8/31/02           5,278              6,598
11/30/02          5,438              7,057

Average Annual Total Returns of Class A Shares of the Fund at 11/30/02* 1-Year -28.07% Since Inception -28.86%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Select Managers Gartmore Millennium Growth Fund II (Class B) Russell Midcap(R)Growth Index

[LINE CHART]
                Oppenheimer
              Select Managers
                 Gartmore
                Millennium
              Growth Fund II   Russell Midcap(R)
                (Class B)        Growth Index
2/16/01           10,000            10,000
2/28/01            9,030            10,000
5/31/01            9,050             9,950
8/31/01            7,560             8,611
11/30/01           7,510             8,799
2/28/02            7,080             8,336
5/31/02            6,860             8,243
8/31/02            5,540             6,598
11/30/02           5,462             7,057

Average Annual Total Returns of Class B Shares of the Fund at 11/30/02* 1-Year -28.02% Since Inception -28.68%

The performance information for the Russell Midcap(R) Growth Index in the graphs begins on 2/28/01 for Class A, Class B, Class C, Class N and Class Y shares.

Past performance cannot guarantee future results. Graphs are not drawn to same scale. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

2 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Select Managers Gartmore Millennium Growth Fund II (Class C) Russell Midcap(R)Growth Index

[LINE CHART]
                         Oppenheimer
                       Select Managers
                          Gartmore
                         Millennium
                       Growth Fund II   Russell Midcap(R)
                         (Class C)        Growth Index
02/16/2001                 10,000            10,000
02/28/2001                  9,030            10,000
05/31/2001                  9,040             9,950
08/31/2001                  7,550             8,611
11/30/2001                  7,510             8,799
02/28/2002                  7,070             8,336
05/31/2002                  6,850             8,243
08/31/2002                  5,530             6,598
11/30/2002                  5,690             7,057

Average Annual Total Returns of Class C Shares of the Fund at 11/30/02* 1-Year -24.99% Since Inception -27.04%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Select Managers Gartmore Millennium Growth Fund II (Class N) Russell Midcap(R)Growth Index

[LINE CHART]
                Oppenheimer
              Select Managers
                 Gartmore
                Millennium
              Growth Fund II   Russell Midcap(R)
                 (Class N)       Growth Index
3/1/01            10,000            10,000
5/31/01           10,000             9,950
8/31/01            8,355             8,611
11/30/01           8,311             8,799
2/28/02            7,837             8,336
5/31/02            7,605             8,243
8/31/02            6,148             6,598
11/30/02           6,325             7,057

Average Annual Total Returns of Class N Shares of the Fund at 11/30/02* 1-Year -24.67% Since Inception -23.07%

3 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

FUND PERFORMANCE

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Select Managers Gartmore Millennium Growth Fund II (Class Y) Russell Midcap(R)Growth Index

[LINE CHART]
                Oppenheimer
              Select Managers
                 Gartmore
                Millennium
              Growth Fund II   Russell Midcap(R)
                 (Class Y)       Growth Index
2/16/01           10,000            10,000
2/28/01            9,040            10,000
5/31/01            9,070             9,950
8/31/01            7,600             8,611
11/30/01           7,570             8,799
2/28/02            7,150             8,336
5/31/02            6,940             8,243
8/31/02            5,620             6,598
11/30/02           5,790             7,057

Average Annual Total Returns of Class Y Shares of the Fund at 11/30/02* 1-Year -23.51% Since Inception -26.32%

The performance information for the Russell Midcap(R) Growth Index in the graphs begins on 2/28/01 for Class A, Class B, Class C, Class N and Class Y shares.

Past performance cannot guarantee future results. Graphs are not drawn to same scale. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

4 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

                                                            Financial Statements
                                                                      Pages 6-19

5 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENT OF INVESTMENTS

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Common Stocks--104.4%
----------------------------------------------------------------
 Consumer Discretionary--19.9%
----------------------------------------------------------------
 Auto Components--1.5%
 CarMax, Inc. 1                            1,913    $    37,686
----------------------------------------------------------------
 Gentex Corp. 1                              472         14,165
                                                    ------------
                                                         51,851

----------------------------------------------------------------
 Hotels, Restaurants & Leisure--3.4%
 CBRL Group, Inc.                            807         21,999
----------------------------------------------------------------
 Cheesecake Factory, Inc. (The) 1          1,021         36,409
----------------------------------------------------------------
 Darden Restaurants, Inc.                    938         20,289
----------------------------------------------------------------
 International Game Technology 1             310         23,901
----------------------------------------------------------------
 Yum! Brands, Inc. 1                         712         17,024
                                                    ------------
                                                        119,622

----------------------------------------------------------------
 Household Durables--1.4%
 Mohawk Industries, Inc. 1                   353         21,748
----------------------------------------------------------------
 Newell Rubbermaid, Inc.                     877         27,819
                                                    ------------
                                                         49,567

----------------------------------------------------------------
 Internet & Catalog Retail--2.0%
 Amazon.com, Inc. 1                        1,520         35,492
----------------------------------------------------------------
 eBay, Inc. 1                                510         35,149
                                                    ------------
                                                         70,641

----------------------------------------------------------------
 Media--2.0%
 Getty Images, Inc. 1                        859         25,658
----------------------------------------------------------------
 Insight Communications Co., Inc. 1        1,427         19,764
----------------------------------------------------------------
 Regal Entertainment Group                 1,212         27,391
                                                    ------------
                                                         72,813

----------------------------------------------------------------
 Multiline Retail--1.3%
 99 Cents Only Stores 1                      714         19,970
----------------------------------------------------------------
 Family Dollar Stores, Inc.                  920         27,131
                                                    ------------
                                                         47,101

----------------------------------------------------------------
 Specialty Retail--8.3%
 Advance Auto Parts, Inc. 1                  604         31,136
----------------------------------------------------------------
 AutoZone, Inc. 1                            280         22,876
----------------------------------------------------------------
 Bed Bath & Beyond, Inc. 1                 1,890         65,564
----------------------------------------------------------------
 GameStop Corp. 1                          3,487         64,858
----------------------------------------------------------------
 Guitar Center, Inc. 1                     1,190         23,753
----------------------------------------------------------------
 Rent-A-Center, Inc. 1                       309         15,354
----------------------------------------------------------------
 Tiffany & Co.                               657         18,646
----------------------------------------------------------------
 TJX Cos., Inc. (The)                        874         17,104
----------------------------------------------------------------
 Tractor Supply Co. 1                        448         19,926
----------------------------------------------------------------
 Williams-Sonoma, Inc. 1                     683         17,990
                                                    ------------
                                                        297,207

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Consumer Staples--3.2%
----------------------------------------------------------------
 Beverages--1.3%
 Constellation Brands, Inc., Cl. A 1         920    $    21,638
----------------------------------------------------------------
 Pepsi Bottling Group, Inc. (The)            827         23,752
                                                    ------------
                                                         45,390

----------------------------------------------------------------
 Food & Drug Retailing--0.8%
 Whole Foods Market, Inc. 1                  557         29,604
----------------------------------------------------------------
 Food Products--1.1%
 Wrigley, William Jr. Co.                    720         38,729
----------------------------------------------------------------
 Energy--4.0%
----------------------------------------------------------------
 Energy Equipment & Services--2.3%
 Nabors Industries Ltd. 1                    580         20,532
----------------------------------------------------------------
 Pride International, Inc. 1               2,160         30,197
----------------------------------------------------------------
 Smith International, Inc. 1                 936         31,824
                                                    ------------
                                                         82,553

----------------------------------------------------------------
 Oil & Gas--1.7%
 Burlington Resources, Inc.                  596         25,104
----------------------------------------------------------------
 Noble Energy, Inc.                          947         35,048
                                                    ------------
                                                         60,152

----------------------------------------------------------------
 Financials--7.7%
----------------------------------------------------------------
 Banks--2.3%
 Charter One Financial, Inc.                 755         22,726
----------------------------------------------------------------
 Investors Financial Services Corp.          577         20,183
----------------------------------------------------------------
 Synovus Financial Corp.                   1,840         38,327
                                                    ------------
                                                         81,236

----------------------------------------------------------------
 Diversified Financials--3.3%
 Federated Investors, Inc., Cl. B            679         18,367
----------------------------------------------------------------
 Moody's Corp.                               589         25,928
----------------------------------------------------------------
 Portfolio Recovery Associates, Inc. 1     2,283         40,158
----------------------------------------------------------------
 SLM Corp.                                   337         32,935
                                                    ------------
                                                        117,388

----------------------------------------------------------------
 Insurance--1.4%
 AMBAC Financial Group, Inc.                 806         50,383
----------------------------------------------------------------
 Real Estate--0.7%
 Host Marriott Corp. 1                     2,767         25,318
----------------------------------------------------------------
 Health Care--23.8%
----------------------------------------------------------------
 Biotechnology--3.1%
 Biogen, Inc. 1                              510         22,573
----------------------------------------------------------------
 Gilead Sciences, Inc. 1                     715         28,185
----------------------------------------------------------------
 IDEC Pharmaceuticals Corp. 1                610         20,069
----------------------------------------------------------------
 Medimmune, Inc. 1                         1,120         29,546
----------------------------------------------------------------
 Millennium Pharmaceuticals, Inc. 1          920          9,209
                                                    ------------
                                                        109,582

6 OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Health Care Equipment & Supplies--6.9%
 Biomet, Inc.                              1,530    $    42,075
----------------------------------------------------------------
 Boston Scientific Corp. 1                   602         25,284
----------------------------------------------------------------
 Dentsply International, Inc.                786         26,370
----------------------------------------------------------------
 ResMed, Inc. 1                            1,127         36,526
----------------------------------------------------------------
 St. Jude Medical, Inc. 1                  1,100         38,302
----------------------------------------------------------------
 Stryker Corp.                               506         31,296
----------------------------------------------------------------
 Varian Medical Systems, Inc. 1              572         26,707
----------------------------------------------------------------
 Zimmer Holdings, Inc. 1                     540         20,326
                                                    ------------
                                                        246,886

----------------------------------------------------------------
 Health Care Providers & Services--11.2%
 Advisory Board Co. (The) 1                  546         16,926
----------------------------------------------------------------
 AmerisourceBergen Corp.                     250         14,505
----------------------------------------------------------------
 Anthem, Inc. 1                              303         17,953
----------------------------------------------------------------
 Caremark Rx, Inc. 1                         920         16,247
----------------------------------------------------------------
 Community Health Systems, Inc.            1,486         30,537
----------------------------------------------------------------
 Express Scripts, Inc. 1                     564         28,544
----------------------------------------------------------------
 First Health Group Corp. 1                  716         17,084
----------------------------------------------------------------
 Health Management Assn., Inc., Cl. A      1,084         19,002
----------------------------------------------------------------
 ICON plc, Sponsored ADR 1                 1,757         40,938
----------------------------------------------------------------
 Laboratory Corp. of America Holdings 1      596         14,304
----------------------------------------------------------------
 McKesson Corp.                              648         16,796
----------------------------------------------------------------
 Medical Staffing Network
 Holdings, Inc. 1                          1,033         16,993
----------------------------------------------------------------
 Pharmaceutical Product
 Development, Inc. 1                       1,020         30,549
----------------------------------------------------------------
 Priority Healthcare Corp., Cl. B 1        1,377         30,322
----------------------------------------------------------------
 Schein (Henry), Inc. 1                      334         14,215
----------------------------------------------------------------
 Triad Hospitals, Inc. 1                     884         26,653
----------------------------------------------------------------
 Universal Health Services, Inc., Cl. B 1    410         18,347
----------------------------------------------------------------
 WellPoint Health Networks, Inc. 1           447         29,426
                                                    ------------
                                                        399,341

----------------------------------------------------------------
 Pharmaceuticals--2.6%
 Allergan, Inc.                              550         32,334
----------------------------------------------------------------
 Barr Laboratories, Inc. 1                   161         10,631
----------------------------------------------------------------
 IVAX Corp. 1                              1,037         14,010
----------------------------------------------------------------
 Medicis Pharmaceutical Corp., Cl. A 1       391         18,084
----------------------------------------------------------------
 Watson Pharmaceuticals, Inc. 1              610         18,294
                                                    ------------
                                                         93,353

----------------------------------------------------------------
 Industrials--15.7%
----------------------------------------------------------------
 Aerospace & Defense--0.4%
 InVision Technologies, Inc. 1               510         14,755
----------------------------------------------------------------
 Airlines--1.0%
 JetBlue Airways Corp. 1                     988         36,576
----------------------------------------------------------------
 Building Products--1.0%
 Masco Corp.                               1,784         35,983

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Commercial Services & Supplies--11.0%
 Administaff, Inc. 1                       2,287    $    15,552
----------------------------------------------------------------
 Apollo Group, Inc., Cl. A 1                 775         31,969
----------------------------------------------------------------
 Automatic Data Processing, Inc.             400         17,388
----------------------------------------------------------------
 BISYS Group, Inc. (The) 1                   604         12,249
----------------------------------------------------------------
 Career Education Corp. 1                    323         12,568
----------------------------------------------------------------
 CheckFree Corp. 1                         1,120         21,941
----------------------------------------------------------------
 ChoicePoint, Inc. 1                       1,046         39,309
----------------------------------------------------------------
 Cintas Corp.                                510         25,740
----------------------------------------------------------------
 Corporate Executive Board Co. 1             503         16,599
----------------------------------------------------------------
 First Data Corp.                            510         17,666
----------------------------------------------------------------
 Fiserv, Inc. 1                            1,330         45,114
----------------------------------------------------------------
 H&R Block, Inc.                           1,001         38,368
----------------------------------------------------------------
 Iron Mountain, Inc. 1                       883         29,218
----------------------------------------------------------------
 Stericycle, Inc. 1                          978         32,586
----------------------------------------------------------------
 Weight Watchers International, Inc. 1       762         34,480
                                                    ------------
                                                        390,747

----------------------------------------------------------------
 Electrical Equipment--0.5%
 AU Optronics Corp., ADR 1                 2,400         16,464
----------------------------------------------------------------
 Machinery--1.5%
 Danaher Corp.                               410         25,764
----------------------------------------------------------------
 SureBeam Corp., Cl. A 1                   5,310         28,621
                                                    ------------
                                                         54,385

----------------------------------------------------------------
 Trading Companies & Distributors--0.3%
 Fastenal Co.                                310         11,076
----------------------------------------------------------------
 Information Technology--27.7%
----------------------------------------------------------------
 Communications Equipment--3.3%
 3Com Corp. 1                              3,600         18,540
----------------------------------------------------------------
 Avaya, Inc. 1                             6,900         20,010
----------------------------------------------------------------
 CommScope, Inc. 1                         1,000          9,000
----------------------------------------------------------------
 Comverse Technology, Inc. 1               1,300         15,756
----------------------------------------------------------------
 JDS Uniphase Corp. 1                      2,700          9,207
----------------------------------------------------------------
 Sycamore Networks, Inc. 1                 5,600         17,360
----------------------------------------------------------------
 Tellabs, Inc. 1                           3,000         26,610
                                                    ------------
                                                        116,483

----------------------------------------------------------------
 Computers & Peripherals--3.9%
 ATI Technologies, Inc. 1                  4,600         37,122
----------------------------------------------------------------
 Dell Computer Corp. 1                       720         20,592
----------------------------------------------------------------
 Lexmark International, Inc., Cl. A 1        200         13,228
----------------------------------------------------------------
 Pinnacle Systems, Inc. 1                  1,600         22,608
----------------------------------------------------------------
 SanDisk Corp. 1                           1,200         33,300
----------------------------------------------------------------
 Sigma Designs, Inc. 1                     2,600         10,501
                                                    ------------
                                                        137,351

7 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENT OF INVESTMENTS  Continued

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Electronic Equipment & Instruments--3.2%
 Fisher Scientific International, Inc. 1   1,140     $   34,155
----------------------------------------------------------------
 PerkinElmer, Inc.                         3,600         30,816
----------------------------------------------------------------
 ScanSource, Inc. 1                          356         25,988
----------------------------------------------------------------
 Waters Corp. 1                              904         24,227
                                                    ------------
                                                        115,186

----------------------------------------------------------------
 Internet Software & Services--1.0%
 Ameritrade Holding Corp. 1                3,300         16,995
----------------------------------------------------------------
 Yahoo!, Inc. 1                            1,100         20,097
                                                    ------------
                                                         37,092

----------------------------------------------------------------
 IT Consulting & Services--1.7%
 Anteon International Corp. 1                720         16,812
----------------------------------------------------------------
 MPS Group, Inc. 1                         2,660         15,960
----------------------------------------------------------------
 Unisys Corp. 1                            2,500         28,000
                                                    ------------
                                                         60,772

----------------------------------------------------------------
 Office Electronics--0.6%
 Zebra Technologies Corp., Cl. A 1           351         22,541
----------------------------------------------------------------
 Semiconductor Equipment & Products--6.0%
 Altera Corp. 1                            1,500         21,795
----------------------------------------------------------------
 Analog Devices, Inc. 1                      320          9,821
----------------------------------------------------------------
 ChipPAC, Inc. 1                           4,600         20,796
----------------------------------------------------------------
 Linear Technology Corp.                   1,020         33,895
----------------------------------------------------------------
 National Semiconductor Corp. 1            1,400         28,420
----------------------------------------------------------------
 Skyworks Solutions, Inc. 1                4,460         53,743
----------------------------------------------------------------
 Taiwan Semiconductor
 Manufacturing Co. Ltd., ADR               4,900         45,080
                                                    ------------
                                                        213,550

----------------------------------------------------------------
 Software--8.0%
 Adobe Systems, Inc.                         700         20,671
----------------------------------------------------------------
 Autodesk, Inc.                            1,200         18,588
----------------------------------------------------------------
 BEA Systems, Inc. 1                       1,300         14,378
----------------------------------------------------------------
 Cadence Design Systems, Inc. 1            1,120         16,150
----------------------------------------------------------------
 Electronic Arts, Inc. 1                     610         41,395
----------------------------------------------------------------
 Informatica Corp. 1                       2,600         17,940
----------------------------------------------------------------
 Intuit, Inc. 1                              500         26,970
----------------------------------------------------------------
 Network Associates, Inc. 1                1,220         22,265
----------------------------------------------------------------
 SAP AG (Systeme, Anwendungen,
 Produkte in der Datenverarbeitung),
 Sponsored ADR                               820         18,245
----------------------------------------------------------------
 Symantec Corp. 1                            800         34,984
----------------------------------------------------------------
 Take-Two Interactive Software, Inc. 1       600         17,958
----------------------------------------------------------------
 Veritas Software Corp. 1                  1,900         34,542
                                                    ------------
                                                        284,086

                                                   Market Value
                                          Shares     See Note 1
----------------------------------------------------------------
 Materials--1.9%
----------------------------------------------------------------
 Chemicals--1.4%
 Ecolab, Inc.                                586    $    29,106
----------------------------------------------------------------
 International Flavors & Fragrances, Inc.    691         22,817
                                                    ------------
                                                         51,923

----------------------------------------------------------------
 Metals & Mining--0.5%
 Nucor Corp.                                 363         18,237
----------------------------------------------------------------
 Telecommunication Services--0.5%
----------------------------------------------------------------
 Wireless Telecommunication Services--0.5%
 Vodafone Group plc, Sponsored ADR         1,000         18,750
                                                    ------------
 Total Common Stocks (Cost $3,686,118)                3,724,674

----------------------------------------------------------------
 Total Investments, at Value
 (Cost $3,686,118)                         104.4%     3,724,674
----------------------------------------------------------------
 Liabilities in Excess of Other Assets      (4.4)      (158,564)
                                           ---------------------
 Net Assets                                100.0%   $ 3,566,110
                                           =====================


Footnotes to Statement of Investments


1. Non-income producing security.

See accompanying Notes to Financial Statements.

8 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENT OF ASSETS AND LIABILITIES November 30, 2002

-----------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $3,686,118)--see accompanying statement         $ 3,724,674
-----------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                183,601
 Interest and dividends                                                              754
 Shares of beneficial interest sold                                                  458
 Other                                                                               846
                                                                             ------------
 Total assets                                                                  3,910,333

-----------------------------------------------------------------------------------------
 Liabilities
 Bank overdraft                                                                   86,049
-----------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                           238,636
 Shareholder reports                                                               9,963
 Legal, auditing and other professional fees                                       7,659
 Transfer and shareholder servicing agent fees                                       569
 Trustees' compensation                                                              321
 Distribution and service plan fees                                                  210
 Other                                                                               816
                                                                             ------------
 Total liabilities                                                               344,223

-----------------------------------------------------------------------------------------
 Net Assets                                                                  $ 3,566,110
                                                                             ============

-----------------------------------------------------------------------------------------
 Composition of Net Assets
 Paid-in capital                                                             $ 5,783,279
-----------------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions                     (2,255,725)
-----------------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                       38,556
                                                                             ------------
 Net Assets                                                                  $ 3,566,110
                                                                             ============

9 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENT OF ASSETS AND LIABILITIES Continued

-----------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $3,147,846 and 545,996
 shares of beneficial interest outstanding)                                        $5.77
 Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                                     $6.12
-----------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $193,490 and 34,012
 shares of beneficial interest outstanding)                                        $5.69
-----------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $156,099 and 27,452
 shares of beneficial interest outstanding)                                        $5.69
-----------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $68,096 and 11,882
 shares of beneficial interest outstanding)                                        $5.73
-----------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price
 per share (based on net assets of $579 and 100 shares
 of beneficial interest outstanding)                                               $5.79



 See accompanying Notes to Financial Statements.

10 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENT OF OPERATIONS For the Year Ended November 30, 2002

--------------------------------------------------------------------------------
 INVESTMENT INCOME
 Dividends (net of foreign withholding taxes of $61)               $     9,524
--------------------------------------------------------------------------------
 Interest                                                                3,247
                                                                   -------------
 Total investment income                                                12,771

--------------------------------------------------------------------------------
 Expenses
 Management fees                                                        46,707
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                   593
 Class B                                                                 1,479
 Class C                                                                 1,309
 Class N                                                                   251
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                 4,697
 Class B                                                                   849
 Class C                                                                   547
 Class N                                                                   276
 Class Y                                                                   866
--------------------------------------------------------------------------------
 Shareholder reports                                                    18,055
--------------------------------------------------------------------------------
 Legal, auditing and other professional fees                            10,667
--------------------------------------------------------------------------------
 Trustees' compensation                                                  3,945
--------------------------------------------------------------------------------
 Custodian fees and expenses                                                82
--------------------------------------------------------------------------------
 Other                                                                   1,680
                                                                   -------------
 Total expenses                                                         92,003
 Less voluntary reimbursement of expenses                              (19,411)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Classes A, B, C and N                            (1,433)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class Y                                            (863)
                                                                   -------------
 Net expenses                                                           70,296

--------------------------------------------------------------------------------
 Net Investment Loss                                                   (57,525)

--------------------------------------------------------------------------------
 Realized and Unrealized Loss
 Net realized loss on investments                                     (885,171)
--------------------------------------------------------------------------------
 Net change in unrealized depreciation on investments                 (121,962)
                                                                   -------------
 Net realized and unrealized loss                                   (1,007,133)

--------------------------------------------------------------------------------
 Net Decrease in Net Assets Resulting from Operations              $(1,064,658)
                                                                   =============



 See accompanying Notes to Financial Statements.




11 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended November 30,                                      2002          2001 1
------------------------------------------------------------------------------------
 Operations
 Net investment loss                                   $   (57,525)    $   (37,343)
------------------------------------------------------------------------------------
 Net realized loss                                        (885,171)     (1,370,554)
------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     (121,962)        160,518
                                                       -----------------------------
 Net decrease in net assets resulting from operations   (1,064,658)     (1,247,379)

------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                    79,719       5,282,582
 Class B                                                   133,805          88,164
 Class C                                                    79,667         118,917
 Class N                                                    50,078          28,215
 Class Y                                                        --              --

------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                (721,389)      4,270,499
------------------------------------------------------------------------------------
 Beginning of period                                     4,287,499          17,000 2
                                                       -----------------------------
 End of period                                         $ 3,566,110     $ 4,287,499
                                                       =============================



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.



 See accompanying Notes to Financial Statements.




12 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

FINANCIAL HIGHLIGHTS

                                                                   Class A                     Class B                     Class C
                                                                      Year                        Year                        Year
                                                                     Ended                       Ended                       Ended
                                                                  Nov. 30,                    Nov. 30,                    Nov. 30,
                                                        2002          2001 1        2002          2001 1        2002          2001 1
------------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $ 7.56        $10.00        $ 7.51        $10.00        $ 7.51        $10.00
------------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                    (.09)         (.07)         (.05)         (.14)         (.11)         (.04)
 Net realized and unrealized loss                      (1.70)        (2.37)        (1.77)        (2.35)        (1.71)        (2.45)
                                                     -------------------------------------------------------------------------------
 Total from investment operations                      (1.79)        (2.44)        (1.82)        (2.49)        (1.82)        (2.49)
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $5.77        $ 7.56         $5.69        $ 7.51         $5.69        $ 7.51
                                                     ===============================================================================

------------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                   (23.68)%      (24.40)%      (24.23)%      (24.90)%      (24.23)%      (24.90)%

------------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)             $3,148        $4,046          $193          $ 95          $156          $114
------------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $3,560        $4,255          $148          $118          $131          $ 40
------------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                   (1.42)%       (1.04)%       (2.16)%       (1.93)%       (2.16)%       (1.93)%
 Expenses                                               2.24%         1.75%         3.66%         2.74%         3.51%         2.76%
 Expenses, net of voluntary reimbursement of expenses
 and/or voluntary waiver of transfer agent fees         1.73%         1.75%         2.77%         2.57%         2.79%         2.28%
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 408%          370%          408%          370%          408%          370%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
See accompanying Notes to Financial Statements.

13 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

FINANCIAL HIGHLIGHTS  Continued

                                                              Class N           Class Y
                                                                 Year              Year
                                                                Ended             Ended
                                                             Nov. 30,          Nov. 30,
                                                        2002   2001 1     2002   2001 2
-----------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                 $ 7.53   $ 9.06   $ 7.57   $10.00
-----------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                    (.10)    (.03)    (.08)    (.05)
 Net realized and unrealized loss                      (1.70)   (1.50)   (1.70)   (2.38)
                                                    -------------------------------------
 Total from investment operations                      (1.80)   (1.53)   (1.78)   (2.43)
-----------------------------------------------------------------------------------------
 Net asset value, end of period                        $5.73    $7.53    $5.79    $7.57
                                                    =====================================

-----------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                   (23.90)% (16.89)% (23.51)% (24.30)%

-----------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                $68      $31       $1       $1
-----------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $50      $ 9       $1       $1
 Ratios to average net assets: 4
 Net investment loss                                   (1.67)%  (1.53)%  (0.80)%  (0.63)%
 Expenses                                               3.14%    2.27%   88.69%  501.80%
 Expenses, net of voluntary reimbursement of expenses
 and/or voluntary waiver of transfer agent fees         2.28%    1.74%    1.62%    1.45%
-----------------------------------------------------------------------------------------
 Portfolio turnover rate                                 408%     370%     408%     370%


1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
See accompanying Notes to Financial Statements.

14 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Select Managers Gartmore Millennium Growth Fund II (the Fund), a series of Oppenheimer Select Managers, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Gartmore Mutual Fund Capital Trust (the Sub-Advisor).
         The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
         The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
    During the fiscal year ended November 30, 2002, the Fund did not utilize any capital loss carryforward.

15 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 As of November 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                  Expiring
                  -------------------------------------
                  2009                       $1,370,554
                  2010                          880,670
                                             ----------
                  Total                      $2,251,224
                                             ==========

 As of November 30, 2002, the Fund had approximately $5,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended November 30, 2002, amounts have been reclassified to reflect decrease in paid-in capital $57,525. Accumulated net investment loss was decreased by the same amount. Net assets of the Fund were unaffected by the reclassifications.
    No distributions were paid during the year ended November 30, 2002 and the period ended November 30, 2001.

 As of November 30, 2002, the components of distributable earnings on a tax basis were as follows:

                 Accumulated net realized loss        $(2,255,725)
                 Net unrealized appreciation               38,556
                                                      -----------
                 Total                                $(2,217,169)
                                                      ===========

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial state- ments and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

16 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            Year Ended November 30, 2002      Period Ended November 30, 2001 1
                                Shares            Amount              Shares            Amount
-----------------------------------------------------------------------------------------------
 Class A
 Sold                           30,084         $ 196,309             595,277        $5,822,887
 Redeemed                      (19,548)         (116,590)            (61,217)         (540,305)
                               ----------------------------------------------------------------
 Net increase                   10,536         $  79,719             534,060        $5,282,582
                               ================================================================
-----------------------------------------------------------------------------------------------
 Class B
 Sold                           42,282         $ 258,845              69,186        $  598,656
 Redeemed                      (20,912)         (125,040)            (56,644)         (510,492)
                               ----------------------------------------------------------------
 Net increase                   21,370         $ 133,805              12,542        $   88,164
                               ================================================================
-----------------------------------------------------------------------------------------------
 Class C
 Sold                           20,939         $ 138,980              15,134        $  119,151
 Redeemed                       (8,689)          (59,313)                (32)             (234)
                               ----------------------------------------------------------------
 Net increase                   12,250         $  79,667              15,102        $  118,917
                               ================================================================
-----------------------------------------------------------------------------------------------
 Class N
 Sold                            7,953         $  51,460               4,166        $   28,215
 Redeemed                         (237)           (1,382)                 --                --
                               ----------------------------------------------------------------
 Net increase                    7,716         $  50,078               4,166        $   28,215
                               ================================================================
-----------------------------------------------------------------------------------------------
 Class Y
 Sold                               --         $      --                  --        $       --
 Redeemed                           --                --                  --                --
                               ----------------------------------------------------------------
 Net increase (decrease)            --         $      --                  --        $       --
                               ================================================================

 1. For the period from February 16, 2001 (inception of offering) to November 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended November 30, 2002, were $16,210,702 and $15,219,389, respectively.

 As of November 30, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $3,686,118 was composed of:

            Gross unrealized appreciation      $ 251,856
            Gross unrealized depreciation       (213,300)
                                               ---------
            Net unrealized appreciation        $  38,556
                                               =========

 The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

17 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 1.20% of the first $400 million of average annual net assets of the Fund, 1.10% of the next $400 million, and 1.00% of average annual net assets in excess of $800 million. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time.
--------------------------------------------------------------------------------
Sub-Advisor Fees. The Manager has retained Gartmore Mutual Fund Capital Trust as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the year ended November 30, 2002, the Manager paid $27,568 to the Sub-Advisor.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% for all classes. Effective November 1, 2002, Class Y shares were changed from 0.25% to 0.35%. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                   Aggregate        Class A      Concessions       Concessions       Concessions      Concessions
                   Front-End      Front-End       on Class A        on Class B        on Class C       on Class N
               Sales Charges  Sales Charges           Shares            Shares            Shares           Shares
                  on Class A    Retained by      Advanced by       Advanced by       Advanced by      Advanced by
Year Ended            Shares    Distributor    Distributor 1     Distributor 1     Distributor 1    Distributor 1
-----------------------------------------------------------------------------------------------------------------
November 30, 2002     $2,876         $1,899               $7            $4,524              $926             $279

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                            Class A                   Class B                   Class C                   Class N
                                Contingent Deferred       Contingent Deferred       Contingent Deferred       Contingent Deferred
                                      Sales Charges             Sales Charges             Sales Charges             Sales Charges
                                        Retained by               Retained by               Retained by               Retained by
Year Ended                              Distributor               Distributor               Distributor               Distributor
----------------------------------------------------------------------------------------------------------------------------------
November 30, 2002                               $--                    $2,142                        $8                        $4

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service
Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended November 30, 2002, payments under the Class A Plan totaled $593, all of which were paid by the Distributor to recipients, and included $167 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.


18 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

 Distribution fees paid to the Distributor for the year ended November 30, 2002, were as follows:

                                                                                                          Distributor's Aggregate
                                                                                 Distributor's Aggregate             Unreimbursed
                                      Total Payments           Amount Retained     Unreimbursed Expenses         Expenses as % of
                                          Under Plan            by Distributor                Under Plan      Net Assets of Class
----------------------------------------------------------------------------------------------------------------------------------
 Class B Plan                                 $1,479                    $1,339                   $41,203                    21.29%
 Class C Plan                                  1,309                     1,025                    41,624                    26.67
 Class N Plan                                    251                       236                     5,037                     7.40

--------------------------------------------------------------------------------
 5. Borrowing and Lending Arrangements
 Bank Borrowings. Until November 12, 2002, the Fund had the ability to borrow from a bank for temporary or emergency purposes provided asset coverage for borrowings exceeded 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit with a bank. Under that unsecured line of credit, interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Under that credit facility, the Fund paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Effective November 12, 2002, the following interfund borrowing and lending arrangements went into effect. Consistent with its fundamental policies and pursuant to an exemptive order issued by the Securities and Exchange Commission ("SEC"), the Fund may engage in borrowing and lending activities with other funds in the OppenheimerFunds complex. Borrowing money from affiliated funds may afford the Fund the flexibility to use the most cost-effective alternative to satisfy its borrowing requirements. Lending money to an affiliated fund may allow the Fund to obtain a higher rate of return than it could from interest rates on alternative short-term investments. Implementation of interfund lending will be accomplished consistent with applicable regulatory requirements, including the provisions of the SEC order. There is a risk that a borrowing fund could have a loan called on one day's notice. In that circumstance, the Fund might have to borrow from a bank at a higher interest cost if money to lend were not available from another Oppenheimer fund. When the Fund lends assets to another affiliated fund, the Fund is subject to the risk that the borrowing fund fails to repay the loan.
    The Fund had no borrowing or lending arrangements outstanding during the year ended or at November 30, 2002.


19 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Oppenheimer Select Managers Gartmore Millennium Growth Fund II:

 We have audited the accompanying statement of assets and liabilities of Oppenheimer Select Managers Gartmore Millennium Growth Fund II, which is a series of Oppenheimer Select Managers, including the statement of investments, as of November 30, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Select Managers Gartmore Millennium Growth Fund II as of November 30, 2002, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 Deloitte & Touche LLP

 Denver, Colorado
 December 20, 2002

20 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

FEDERAL INCOME TAX INFORMATION Unaudited

--------------------------------------------------------------------------------
In early 2003, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

21 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

TRUSTEES AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with     Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held by Trustee;
Fund, Length of Service, Age    Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT TRUSTEES            The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO 80112-3924.
                                Each serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                 Formerly, Chief Executive Officer (until August 27, 2002) of the Board II Funds, Vice Chairman
Chairman and Trustee            (until January 2, 2002) of OppenheimerFunds, Inc. (the Manager) and President and a director (until
(since 2001)                    1997) of Centennial Asset Management Corporation (a wholly-owned investment advisory subsidiary of
Age: 69                         the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

William L. Armstrong,           Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company (since
Trustee (since 2001)            1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company (since 1993),
Age: 65                         Transland Financial Services, Inc. (since 1997); Chairman of the following private companies: Great
                                Frontier Insurance (insurance agency) (since 1995) and Ambassador Media Corporation (since 1984); a director of the following public companies: Storage Technology Corporation (computer equipment company) (since 1991), Helmerich & Payne, Inc. (oil and gas drilling/production company) (since
                                1992), UNUMProvident (insurance company) (since 1991). Formerly Director of International Family
                                Entertainment (television channel) (1992-1997) and Natec Resources, Inc. (air pollution control equipment and services company) (1991-1995), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator
                                (January 1979-January 1991). Oversees 41 portfolios in the OppenheimerFunds complex.

Robert G. Avis,                 Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity
Trustee (since 2001)            funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards
Age: 71                         Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and Vice Chairman
                                of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of A.G.
                                Edwards Trust Company and A.G.E. Asset Management (investment advisor) (until March 1999); and a
                                Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards Trust Company. Oversees 41
                                portfolios in the OppenheimerFunds complex.

George C. Bowen,                Formerly (until April 1999): Senior Vice President (from September 1987) and Treasurer (from March
Trustee (since 2001)            1985) of the Manager; Vice President (from June 1983) and Treasurer (since March 1985) of
Age: 66                         OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since
                                February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December 1991)
                                of Centennial Asset Management Corporation; Vice President (since October 1989) and Treasurer (since
                                April 1986) of HarbourView Asset Management Corporation (an investment advisory subsidiary of the
                                Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital
                                Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since
                                August 1978) and Secretary (since April 1981) of Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of
                                Shareholder Financial Services, Inc. (a transfer agent subsidiary of the Manager); Assistant
                                Treasurer (since March 1998) of Oppenheimer Acquisition Corp. (the Manager's parent corporation);
                                Treasurer (since November 1989) of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer (since July 1996) of Oppenheimer Real Asset
                                Management, Inc. (an investment advisory subsidiary of the Manager); Chief Executive Officer and director (since March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the
                                Manager); Treasurer (since October 1997) of OppenheimerFunds International Ltd. and Oppenheimer
                                Millennium Funds plc (offshore fund management subsidiaries of the Manager). Oversees 41 portfolios in the OppenheimerFunds complex.

Edward L. Cameron,              A member of The Life Guard of Mount Vernon, (George Washington's home) (since 2000). Formerly (March
Trustee (since 2001)            2001 - May 2002) Director of Genetic ID, Inc. and its subsidiaries (a privately held biotech
Age: 64                         company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and
                                Chairman (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry Services
                                Group. Oversees 41 portfolios in the OppenheimerFunds complex.


22 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

Jon S. Fossel,                  Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit foundation);
Trustee (since 2001)            and a director (since October 1999) of P.R. Pharmaceuticals (a privately held company) and
Age: 60                         UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until
                                October 1996) and President and Chief Executive Officer (until October 1995) of the Manager;
                                President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp., Shareholders
                                Services Inc. and Shareholder Financials Services, Inc. (until October 1995). Oversees 41 portfolios in the OppenheimerFunds complex.

Sam Freedman,                   A trustee or director of other Oppenheimer funds. Formerly (until October 1994) Mr. Freedman held
Trustee (since 2001)            several positions in subsidiary or affiliated companies of the Manager. Oversees 41 portfolios in
Age: 62                         the OppenheimerFunds complex.

Beverly L. Hamilton,            Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end
Trustee (since 2002)            investment companies); Director of MML Services (since April 1987) and America Funds Emerging
Age: 56                         Markets Growth Fund (since October 1991) (both are investment companies), The California Endowment
                                (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula,
                                (since February 2002); a trustee (since February 2000) of Monterey International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse
                                First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of Michigan and Hartford Hospital.
                                Formerly, President (February 1991-April 2000) ARCO Investment Management Company. Oversees 40
                                portfolios in the OppenheimerFunds complex.

Robert J. Malone,               Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S. Exploration, Inc.,
Trustee (since 2002)            (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the
Age: 58                         Gallagher Family Foundation (since 2000). Formerly, Chairman of U.S. Bank (a subsidiary of U.S.
                                Bancorp and formerly Colorado National Bank,) (July 1996-April 1, 1999) and a director of Commercial
                                Assets, Inc. (1993-2000). Oversees 40 portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,       Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund (open-end
Trustee (since 2001)            investment companies); Trustee and Chairman (since May 1987) of the investment committee for the
Age: 60                         Worcester Polytech Institute; President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable organization); Trustee (since 1995) of the Springfield Library and
                                Museum Association; Trustee (since 1996) of the Community Music School of Springfield; Member of the
                                investment committee of the Community Foundation of Western Massachusetts (since 1998). Formerly,
                                Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank); President, Chief
                                Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and SIS Bank (formerly
                                Springfield Institution for Savings) and Executive Vice President (January 1999-July 1999) of
                                Peoples Heritage Financial Group, Inc. Oversees 41 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE              The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY 10018. Mr. Murphy
AND OFFICER                     serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                 Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and                   2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President and
Trustee (since 2001)            a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer Partnership
Age: 53                         Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman and
                                a director (since July 2001) of Shareholder Services, Inc. and of Shareholder Financial Services,
                                Inc.; President and a director (since July 2001) of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and Centennial
                                Asset Management Corporation (since November 2001), HarbourView Asset Management Corporation and OFI
                                Private Investments, Inc. (since July 2001); President (since November 1, 2001) and a director
                                (since July 2001) of Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of
                                Trinity Investment Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance
                                Company (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation
                                (a holding company that owns the shares of David L. Babson & Company, Inc.); formerly, Chief
                                Operating Officer (September 2000-June 2001) of the Manager; President and trustee (November
                                1999-November 2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                                President, Chief Executive Officer and

23 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

TRUSTEES AND OFFICERS  Continued

John V. Murphy,                 director (September 1999-August 2000) of MML Bay State Life Insurance Company; a director (June
Continued                       1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a wholly-owned subsidiary of
                                Emerald Isle Bancorp). Oversees 69 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                        The address of the Officers in the chart below is as follows: for Mr. Zack, 498 Seventh Avenue, New
                                York, NY 10018, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Brian W. Wixted,                Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999)
Treasurer, Principal Financial  of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real Asset
and Accounting Officer          Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership Holdings,
(since 2001)                    Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
Age: 43                         Oppenheimer Millennium Funds plc (since May 2000) and OFI Institutional Asset Management, Inc.
                                (since November 2000); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust
                                Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of
                                Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly
                                Principal and Chief Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund
                                Services Division. An officer of 85 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                 Senior Vice President (since May 1985) and General Counsel (since February 2002) of the Manager;
Vice President and              General Counsel and a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Senior
Secretary (since 2001)          Vice President and General Counsel (since November 2001) of HarbourView Asset Management
Age: 54                         Corporation; Vice President and a director (since November 2000) of Oppenheimer Partnership
                                Holdings, Inc.; Senior Vice President, General Counsel and a director (since November 2001) of
                                Shareholder Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc.,
                                Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.; General Counsel (since
                                November 2001) of Centennial Asset Management Corporation; a director (since November 2001) of
                                Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director (since November 2001) of
                                OppenheimerFunds International Ltd.; Vice President (since November 2001) of OppenheimerFunds Legacy
                                Program; Secretary (since November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General
                                Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                Manager; Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                Financial Services, Inc. (November 1989-November 2001); OppenheimerFunds International Ltd. And
                                Oppenheimer Millennium Funds plc (October 1997-November 2001). An officer of 85 portfolios in the
                                OppenheimerFunds complex.

The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.

24 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

OPPENHEIMER SELECT MANAGERS
GARTMORE MILLENNIUM GROWTH FUND II

A SERIES OF OPPENHEIMER SELECT MANAGERS
--------------------------------------------------------------------------------
Investment Advisor              OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
Sub-Advisor                     Gartmore Mutual Fund Capital Trust
--------------------------------------------------------------------------------
Distributor                     OppenheimerFunds Distributor, Inc.
--------------------------------------------------------------------------------
Transfer and Shareholder        OppenheimerFunds Services
Servicing Agent
--------------------------------------------------------------------------------
Independent Auditors            Deloitte & Touche LLP
--------------------------------------------------------------------------------
Legal Counsel                   Myer, Swanson, Adams & Wolf, P.C.
to the Fund
--------------------------------------------------------------------------------
Legal Counsel to the            Mayer Brown Rowe & Maw
Independent Trustees

For more complete information about Oppenheimer Select Managers Gartmore Millennium Growth Fund II, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds website at www.oppenheimerfunds.com.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., 498 Seventh Avenue, New York, NY 10018


(c) Copyright 2002. OppenheimerFunds, Inc. All right reserved.

25 | OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

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Ticker Symbols
Class A: OGMGX  Class B: OGMBX  Class C: OGMCX  Class N: OGMNX  Class Y: OGMYX

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RA0530.001.1102 January 29, 2003

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